                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended December 31, 2007

                Check here if Amendment [_]; Amendment Number:

                       This Amendment (Check only one.):

                             [_] is a restatement.

                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Highlander Fund Management LLC (1)

Address: 411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number: 28-11583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Christopher G. Altschul and Robert S. Feidelson are the officers of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher G. Altschul

Title: President and Chief Investment Officer

Phone: 203-863-5460

Signature, Place, and Date of Signing:

/s/ Christopher G. Altschul   Greenwich, CT   02/14/08
----------------------------
          (Name)              (City, State)   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 26 Items

Form 13F Information Table Value Total: $256,747.65 (thousands)

List of Other Included Managers:        Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                   SHARES                             VOTING
                 TITLE OF               VALUE      OR PRN   SH/  INVESTMENT  OTHER   AUTHORITY
NAME OF ISSUER    CLASS       CUSIP   (X $1,000)   AMOUNT   PRN  DISCRETION MANAGERS   SOLE
--------------  ----------- --------- ----------- --------- ---- ---------- -------- ---------
ABB LTD          SPONSORED  000375204 $  7,344.00   255,000   SH    SOLE      NONE     255,000
                    ADR
AK STL HLDG         COM     001547108 $  5,999.70   190,000   SH    SOLE      NONE     190,000
  CORP
AECOM               COM     00766T100 $  8,785.60   210,000   SH    SOLE      NONE     210,000
  TECHNOLOGY
  CORP
  DELAWA
AMERICA         SPON ADR L  02364W105 $  5,832.05    95,000   SH    SOLE      NONE      95,000
  MOVIL SAB DE      SHS
  CV
ANADARKO            COM     032511107 $  8,539.70   130,000   SH    SOLE      NONE     130,000
  PETE CORP
CANADIAN NAT        COM     136385101 $  7,314.00   100,000   SH    SOLE      NONE     100,000
  RES LTD
CARMAX INC          COM     143130102 $ 29,625.00     1,500  PUT    SOLE      NONE       1,500
CARMAX INC          COM     143130102 $ 29,625.00     1,500 CALL    SOLE      NONE       1,500
CHICAGO         NY REGISTRY 167250109 $  7,252.80   120,000   SH    SOLE      NONE     120,000
  BRIDGE &          SH
  IRON CO N V
FLUOR CORP          COM     343412102 $  8,743.20    60,000   SH    SOLE      NONE      60,000
  NEW
FREEPORT-           COM     35671D857 $  8,656.18    84,500   SH    SOLE      NONE      84,500
  MCMORAN
  COPPER & GO
GOODRICH            COM     382388106 $  8,473.20   120,000   SH    SOLE      NONE     120,000
  CORP
HOLLY CORP        COM PAR   435758305 $  7,633.50   150,000   SH    SOLE      NONE     150,000
                   $0.01
ITT CORP NEW        COM     450911102 $  9,476.74   143,500   SH    SOLE      NONE     143,500
JOY GLOBAL INC      COM     481165108 $  9,214.80   140,000   SH    SOLE      NONE     140,000
KAISER            COM PAR   483007704 $  8,742.80   110,000   SH    SOLE      NONE     110,000
  ALUMINUM         $0.01
  CORP
NRG ENERGY        COM NEW   629377508 $  7,367.80   170,000   SH    SOLE      NONE     170,000
  INC
OWENS ILL INC     COM NEW   690768403 $  8,910.00   180,000   SH    SOLE      NONE     180,000
SHAW GROUP          COM     820280105 $  9,368.20   155,000   SH    SOLE      NONE     155,000
  INC
SOCIEDAD         SPON ADR   833635105 $  9,049.60    51,200   SH    SOLE      NONE      51,200
  QUIMICA          SER B
  MINERA DE C
SOUTHWESTERN        COM     845467109 $  8,748.04   157,000   SH    SOLE      NONE     157,000
  ENERGY CO
TEREX CORP          COM     880779103 $  8,524.10   130,000   SH    SOLE      NONE     130,000
  NEW
UNITED STATES       COM     912909108 $  8,947.34    74,000   SH    SOLE      NONE      74,000
  STL CORP
  NEW
UNITED              COM     913017109 $  9,184.80   120,000   SH    SOLE      NONE     120,000
  TECHNOLOGIES
  CORP
TRANSOCEAN          SHS     G90073100 $  7,157.50    50,000   SH    SOLE      NONE      50,000
  INC NEW
WEATHERFORD         COM     G95089101 $  8,232.00   120,000   SH    SOLE      NONE     120,000
  INTERNATIONAL
  LT
                                      $256,747.65 3,115,200                          3,115,200